8. CONTRACTUAL OBLIGATIONS AND COMMITMENTS	6 Months Ended	12 Months Ended
	Jun. 30, 2016	Dec. 31, 2015
Notes to Financial Statements
NOTE 8 - CONTRACTUAL OBLIGATIONS AND COMMITMENTS

Under the terms of the Mineral Option Agreement between the Company and LSG, its majority shareholder, payments are due from the Company to LSG as follows:

If the Company fails to make any option cash payments for a period of one year from the Effective Date of the agreement (October 4, 2014) the Company shall pay an additional $100,000 on the first anniversary of the Effective Date and in any subsequent year in which the Company has failed to exercise its option to acquire a further 60% interest in the property and the agreement remains in effect, the Company shall make quarterly cash payments of $25,000, payable on the last day of the applicable quarter, until such time as the option to acquire the additional 60% interest has been exercised.

No option cash payments have been made by the Company to date and amounts totaling $173,901 were included in accrued liabilities at June 30, 2016 (December 31, 2015: $123,913).

See Note 4 for details about the Company’s obligations and commitments regarding its Mineral Property Interest.

Effective July 1, 2012, the Company entered into a consulting agreement whereby the former sole director and officer of the Company was to provide services as the Company’s CEO, COO, CFO and Corporate Secretary. The consulting agreement, which would otherwise have extended to June 2016, was terminated with immediate effect in accordance with a settlement agreement dated December 5, 2014.

·	Under the terms of that settlement agreement, the Company agreed to pay an aggregate of $34,000 CAD.
·	Of that amount, $Nil was outstanding and included in accounts payable at December 31, 2015 (December 31, 2014: $15,300 ($17,500 CAD).